CAPITAL DISCLOSURES AND FINANCIAL RISK	12 Months Ended
Dec. 31, 2021
CAPITAL DISCLOSURES AND FINANCIAL RISK
NOTE 23 - CAPITAL DISCLOSURES AND FINANCIAL RISK

NOTE 23 - CAPITAL DISCLOSURES AND FINANCIAL RISK

During the second quarter of the year ended at December 31, 2021, the Corporation raised a total of $8,000,000 in share capital before various fee charges which totaled $681,652 and issued 3,669,724 common shares and 2,018,348 warrants to purchase up shares of common stock at an exercise price of $2.50 per share through one private placements.

Approximately 97%, 97% and 98% of expenses that occurred during the years ended December 31, 2021, 2020 and 2019, respectively, were denominated in US dollars. Foreign exchange fluctuations had no meaningful impact on the Corporation’s results in 2021, 2020 or 2019.